Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

a.
In July 2018, the Company amended its amended and restated articles of incorporation, increasing the authorized Class A common shares from 285,000,000 to 485,000,000 and the total authorized capital stock from 485,000,000 to 685,000,000.